ORGANIZATION AND PRINCIPAL ACTIVITIES - VIE ARRANGEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)		Dec. 31, 2013 CNY (¥)	[2]
Current assets
Cash and cash equivalents	$ 203,226		¥ 1,411,000	$ 265,481	¥ 1,843,233	[1],[2]	¥ 1,115,738	[2]	¥ 554,451
Restricted cash	24,161		167,751		156,161	[1]
Short-term investments	52,067		361,499		29,234	[1]
Accounts receivable	86,545		600,885		633,440	[1]
Prepayments and other current assets	82,285		571,306		360,004	[1]
Due from related parties	6,377		44,278		60,794	[1]
Deferred tax assets	2,236		15,527		5,101	[1]
Total current assets	456,897		3,172,246		3,087,967	[1]
Non-current assets
Property and equipment, net	16,915		117,439		121,241	[1]
Intangible assets, net	32,731		227,251		233,092	[1]
Goodwill	135,953		943,922	$ 88,991	617,863	[1]	¥ 266,113
Investment in equity investees	14,412		100,063		124,708	[1]
Other long-term investments	126,328		877,094		700,113	[1]
Deferred tax assets	10,775		74,809		12,843	[1]
Other non-current assets	4,077		28,310		28,724	[1]
Total non-current assets	341,191		2,368,888		1,838,584	[1]
Total assets	798,088		5,541,134		4,926,551	[1]
Current liabilities
Accounts payable	28,069		194,882		137,883	[1]
Accrued expenses and other current liabilities	195,846		1,359,758		1,309,191	[1]
Due to related parties	10,250		71,167		56,932	[1]
Deferred revenue	7,009		48,661		56,070	[1]
Income tax payable	1,759		12,209		29,822	[1]
Total current liabilities	297,599		2,066,221		1,720,585	[1]
Other non-current liabilities	5,257		36,499		73,826	[1]
Deferred revenue	864		6,001		8,166	[1]
Total non-current liabilities	39,425		273,735		191,521	[1]
Total liabilities	337,024		2,339,956		1,912,106	[1]
VIEs
Current assets
Cash and cash equivalents	5,831		40,485		148,161
Restricted cash	501		3,480
Short-term investments	3,781		26,250
Accounts receivable	2,596		18,027		204,798
Prepayments and other current assets	21,269		147,670		148,896
Due from related parties	39,283		272,740		134,349
Deferred tax assets	1,055		7,324
Total current assets	74,316		515,976		636,204
Non-current assets
Property and equipment, net	6,560		45,544		52,114
Intangible assets, net	1,020		7,085		5,864
Goodwill	139		962		962
Investment in equity investees	5,004		34,740		49,442
Other long-term investments	9,011		62,565		125,265
Deferred tax assets	1,585		11,002
Other non-current assets	408		2,833		4,396
Total non-current assets	23,727		164,731		238,043
Total assets	98,043		680,707		874,247
Current liabilities
Accounts payable	3,905		27,111		62,745
Accrued expenses and other current liabilities	12,126		84,190		139,927
Due to related parties	60,524		420,219		523,781
Deferred revenue	3,061		21,255		29,296
Income tax payable	112		779
Total current liabilities	79,728		553,554		755,749
Other non-current liabilities	69		478		2,160
Deferred revenue	119		826
Total non-current liabilities	188		1,304		2,160
Total liabilities	$ 79,916		554,858		757,909
VIEs | Exclusive technology development, support and consulting agreements
Variable Interest Entity [Line Items]
Minimum service fees as percentage of VIE pre-tax revenue	30.00%	30.00%
VIEs | Loan agreements
Variable Interest Entity [Line Items]
Loans granted to nominee shareholders by primary beneficiaries	$ 2,420	¥ 16,800
VIEs | Shareholder voting proxy agreements
Variable Interest Entity [Line Items]
Shareholder voting proxy agreement effective term	10 years	10 years
Period of notice to terminate the agreement	30 days	30 days
VIEs | Business operation agreements
Variable Interest Entity [Line Items]
Term of business operation agreement	10 years	10 years
VIEs | Subsidiaries | Due to Subsidiaries
Current liabilities
Total current liabilities	$ 59,494		¥ 413,067		¥ 478,385

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)
[2]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)